share-based compensation - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
share-based compensation
Outstanding	0	0
Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares	1
TELUS Corporation restricted share units
share-based compensation
Typical vesting period	33 months
Outstanding	6,949,418	6,914,155
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	366,983	298,957
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	1,100,949	896,870
Restricted share units with only service conditions
share-based compensation
Outstanding	5,481,486	5,718,328
Restricted share units without market performance conditions share-based compensation
Outstanding	5,848,469	6,017,285	6,468,954
TELUS International (Cda) Inc restricted share units
share-based compensation
Typical vesting period	48 months
TELUS International (Cda) Inc restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%
TELUS International (Cda) Inc restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
share-based compensation
Outstanding	1,850,807	1,383,642	2,093,603